Intangible Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	$ 3	$ 3
Amortization expense for intangible assets, 2022	76
Amortization expense for intangible assets, 2023	65
Amortization expense for intangible assets, 2024	55
Amortization expense for intangible assets, 2025	54
Amortization expense for intangible assets, 2026	$ 50